SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid value-added taxes	$ 4,082	$ 233,054	$ 243,429
Prepaid other	124,463	152,894	62,036
Prepaid insurance	186,671	107,610	149,559
Prepaid product development	59,106		46,320
Deferred offering costs	33,624		567,603
Franchise tax receivable			79,258
R&D tax incentive receivable			145,349
Total prepaid expenses and other current assets	$ 407,946	$ 493,558	$ 1,293,554